As filed with the Securities and Exchange Commission on May 4, 2016

Securities Act File No. 002-97596
Investment Company Act File No. 811-04297

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 132	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 133	☒

VANECK FUNDS
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017
(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
Immediately upon filing pursuant to paragraph (b)
x	On May 9, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of VanEck Funds' Post-Effective Amendment No. 130 to its Registration Statement until May 9, 2016. Parts A, B and C of Registrant's Post-Effective Amendment No. 130 under the Securities Act of 1933 and No. 131 under the Investment Company Act of 1940, filed on February 19, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of May 2016.

VANECK FUNDS

   By:    /s/ Jonathan R. Simon
                Name: Jonathan R. Simon
                                           Title: Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ Jan F. van Eck*	Chief Executive Officer & President	May 4, 2016
Jan F. van Eck
/s/ John J. Crimmins*	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	May 4, 2016
John J. Crimmins
/s/ Jane DiRenzo Pigott*	Trustee	May 4, 2016
Jane DiRenzo Pigott
/s/ Jon Lukomnik*	Trustee	May 4, 2016
Jon Lukomnik
/s/ Wayne H. Shaner*	Trustee	May 4, 2016
Wayne H. Shaner
/s/ R. Alastair Short*	Trustee	May 4, 2016
R. Alastair Short
/s/ Richard D. Stamberger*	Trustee	May 4, 2016
Richard D. Stamberger
/s/ Robert L. Stelzl*	Trustee	May 4, 2016
Robert L. Stelzl

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney‑in‑Fact
May 4, 2016